other income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
other income
Government assistance	$ 13	$ 22
Other sublet revenue	4	2
Investment income (loss), gain (loss) on disposal of assets and other	(12)	24
Interest income	4	4
Changes in business combination-related provisions	113	17
Total	122	69
Subsidy receipts	10	15
Quebec employment positions tax credit	$ 3	$ 7